UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

				    Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

DECEMBER 31, 2004

                      [Logo for Tax-Free fund of colorado:
          A square with sillhouettes of two mountains and a rising sun]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo for Tax-Free fund of colorado: A square with sillhouettes of two mountains and a rising sun]

                SERVING COLORADO INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE FUND OF COLORADO

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

2004 Review

      Bond investors remained a very patient lot in 2004. Most experts predicted a rising interest rate environment for 2004 based on the Federal Reserve's announced intentions of raising short-term interest rates. As the overnight Federal Funds (the Fed's) rate rose from 1.0% in June to 2.25% at the end of the year, longer-term interest rates remained relatively unchanged. We attribute this to excellent communication by the Fed, moderate inflation, slow Gross National Product (GNP) growth and improving employment data. We have generally seen the bond market behave very rationally when investors are not presented with negative surprises. Inflation only rose by 2.3% in 2004 despite rising energy prices, higher health care costs and larger budget deficits. These inflationary pressures were offset by low wage growth, temperate demand for big-ticket items and globalization of the workforce. It appears that heavier debt burdens and low savings rates are beginning to reduce the willingness and ability of U.S. consumers to spend. We believe this should continue to keep inflation low.

      In Colorado, we are beginning to see increasing economic strength. While the rest of the country was recovering in late 2002 and 2003, Colorado lagged due to employment concentrations in the hardest hit areas of the recession, namely high tech and telecommunications. This trend has finally reversed so that most of the economic news has been favorable in 2004. The Office of State Planning and Budgeting is reporting that as of June 30, 2004 the State had a net increase of 17,000 new jobs after two years of a declining labor force, the unemployment rate has dipped below 5.0%, personal income is 5.3% higher than 2003 and the housing market is showing great strength in activity and price performance. Retail is showing strong year-over-year growth and the tourism industry continues to improve, benefiting from increased marketing efforts and excellent early season snow conditions.

      The supply of new issue Colorado municipal bonds was sporadic throughout 2004. The market was relatively quiet in the first half of the year and finished with a bang as several bond issues were brought to market after being approved in the November elections. As is the norm in Colorado, new issuance was dominated by school district funding. There were almost $1 billion in school bonds approved at the ballot box this year. Other notable municipal projects approved during the year were the $3.4 billion Fastracks program to expand light rail, $323 million for Jefferson County schools and $64 million for a mixed-use entertainment complex, Prairie Gateway in Commerce City.

      Long-time shareholders of Tax-Free Fund of Colorado will not be surprised to read that our portfolio characteristics have remained constant with those of last year. We believe there has not been a significant change in the risk/reward relationships in the Colorado bond market which would necessitate a change in our portfolio. The average maturity of the bonds in the Fund ended the year at
8.7 years. The credit quality remained exceptionally high with 99% invested in AAA and AA securities. Additionally, we have maintained excellent diversification with over 160 different issues for a variety of projects within the State. The total return for Class A investors in 2004 was 2.6%. And, of course, this return is double tax-free to the maximum extent practicable.

2005 Strategy

      Our main focus in the coming year will be to continue emphasizing strong credit quality with our Fund's investments. The state legislature is charged with overcoming some conflicting constitutional amendments in order to avoid making painful budget cuts. Until these tricky issues are worked out, we believe it will be prudent to stick with only the strongest issuers in the State. As new money comes into the Fund, we plan to purchase bonds in the 10 to 15 year maturity range as that is what we call the "sweet spot," where you achieve most of the return of longer bonds without the associated risk. In the event that interest rates should rise, we have sought to have a very liquid portfolio of high quality, shorter-term bonds that may be sold and reinvested at higher rates.

      If interest rates remain unchanged or perhaps even decline, we will be content to hold on to our bonds which were purchased when interest rates were higher and enjoy the yields that they offer. In any case, you can be assured that we will strive to deliver, as we always have and as you expect from us, a relatively stable share price investment with above average double-exempt income.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund of Colorado for the 10-year period ended December 31, 2004 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

Fund's Class A Shares

            [Graphic of a line chart with the following information:]

                                                                Lehman Brothers
                                                                    Quality
  Cost                Without                 With                Intermediate
   of                  Sales                 Sales                 Municipal
 Living               Charge                 Charge                Bond Index

$10,000               $10,000               $ 9,600                 $10,000
 10,254                11,309                10,856                  11,380
 10,595                11,769                11,297                  11,865
 10,775                12,603                12,098                  12,734
 10,949                13,216                12,687                  13,498
 11,242                13,094                12,569                  13,537
 11,623                14,180                13,612                  14,705
 11,804                14,825                14,231                  15,516
 12,084                16,124                15,478                  16,948
 12,311                16,915                16,237                  17,735
 12,712                17,380                16,684                  18,270

                                          AVERAGE ANNUAL TOTAL RETURN
                                      FOR PERIODS ENDED DECEMBER 31, 2004
                                   ------------------------------------------
                                                                      SINCE
CLASS AND INCEPTION DATE           1 YEAR    5 YEARS    10 YEARS    INCEPTION
------------------------------     ------    -------    --------    ---------
Class A (5/21/87)
   With Sales Charge..........      0.53%      4.94%      5.25%       5.96%
   Without Sales Charge.......      2.57%      5.81%      5.68%       6.20%

Class C (4/30/96)
   With CDSC..................      0.61%      4.78%       n/a        4.13%
   Without CDSC...............      1.60%      4.78%       n/a        4.13%

Class Y (4/30/96)
   No Sales Charge............      2.73%      5.49%       n/a        5.42%

COMPARATIVE INDEX

Lehman Index..................      3.02%      6.18%      6.21%       6.35% (Class A)
                                                                      5.62% (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund of Colorado:

      We have audited the accompanying statement of assets and liabilities of Tax-Free Fund of Colorado, including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund of Colorado as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                                        KPMG LLP

New York, New York
February 18, 2005

--------------------------------------------------------------------------------

                            TAX-FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (36.1%)                            S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               CITY & COUNTY (2.2%)
               Denver, Colorado City & County Art Museum
$ 2,000,000    5.00%, 08/01/15 ......................................     Aa1/AA+      $   2,174,420
               Denver, Colorado City & County Excise Tax Revenue
  1,000,000    5.00%, 09/01/11 FSA Insured ..........................     Aaa/AAA          1,098,050
  2,260,000    5.00%, 09/01/12 FSA Insured ..........................     Aaa/AAA          2,452,688
                                                                                       -------------
               Total City & County                                                         5,725,158
                                                                                       -------------
               METROPOLITAN DISTRICT (6.0%)
               Arapahoe, Colorado Park & Recreation District
  1,070,000    5.00%, 12/01/17 FGIC Insured .........................     Aaa/NR           1,153,899
               Castle Pines, Colorado Metropolitan District
  1,060,000    5.50%, 12/01/07 FSA Insured ..........................     Aaa/AAA          1,153,852
               Foothills, Colorado Park & Recreational District
  1,310,000    5.00%, 12/01/12 FSA Insured ..........................     Aaa/NR           1,438,000
  1,325,000    5.00%, 12/01/13 FSA Insured ..........................     Aaa/NR           1,442,554
  1,850,000    5.00%, 12/01/17 MBIA Insured .........................     Aaa/NR           1,995,058
               Highlands Ranch, Colorado Metropolitan
                  District #1, Refunding
  1,530,000    6.25%, 09/01/06 MBIA Insured .........................     Aaa/AAA          1,539,731
  1,000,000    5.75%, 09/01/08 AMBAC Insured ........................     Aaa/AAA          1,111,350
  1,730,000    5.75%, 09/01/09 AMBAC Insured ........................     Aaa/AAA          1,949,623
               Interstate South, Colorado Metropolitan District
  2,165,000    5.75%, 12/01/09 LOC: US Bank .........................      NR/AA-          2,215,769
               South Suburban, Colorado Park & Recreational District
  1,365,000    5.125%, 12/15/09 FGIC Insured ........................     Aaa/AAA          1,490,716
                                                                                       -------------
               Total Metropolitan District                                                15,490,552
                                                                                       -------------
               SCHOOL DISTRICTS (27.9%)
               Adams County, Colorado School District #12
  1,255,000    5.625%, 12/15/08 FGIC Insured ........................     Aaa/AAA          1,384,102
  2,000,000    5.00%, 12/15/12 MBIA Insured .........................     Aaa/AAA          2,196,420
               Adams County, Colorado School District #14
  1,275,000    5.75%, 12/01/08 FSA Insured ..........................     Aaa/AAA          1,409,092

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                        S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               SCHOOL DISTRICTS (CONTINUED)
               Adams County, Colorado School District
                  #14 Refunding
$ 1,200,000    4.50%, 12/01/16 MBIA Insured .........................     Aaa/NR       $   1,282,176
               Adams & Weld Counties Colorado School
                  District #027J (Brighton)
  1,765,000    4.30%, 12/01/2019 FGIC Insured .......................     Aaa/AAA          1,796,329
               Arapahoe County, Colorado Cherry Creek
                  School District #5
  1,000,000    5.50%, 12/15/08 ......................................     Aa2/AA           1,109,220
  2,760,000    5.50%, 12/15/11 ......................................     Aa2/AA           3,088,274
  2,750,000    5.50%, 12/15/12 ......................................     Aa2/AA           3,067,708
               Boulder Valley, Colorado School District
  1,215,000    5.50%, 12/01/08 FGIC Insured .........................     Aaa/AAA          1,327,460
               Clear Creek, Colorado School District
  1,000,000    5.00%, 12/01/16 FSA Insured ..........................     Aaa/AAA          1,081,250
               Denver, Colorado City & County School District #1
                  Refunding Series A
  1,000,000    5.60%, 06/01/08 ......................................     Aa3/AA-          1,099,890
               Denver, Colorado City & County School District #1
                  Refunding Series C
  3,000,000    4.25%, 12/01/18 FGIC Insured .........................     Aaa/AAA          3,070,620
               Douglas & Elbert Counties, Colorado School
                  District # Re-1, Series 1992
  2,000,000    5.25%, 12/15/11 FGIC Insured .........................     Aaa/AAA          2,236,520
               El Paso County, Colorado School District #11
  1,330,000    6.25%, 12/01/08 ......................................     Aa3/AA-          1,513,912
               El Paso County, Colorado School District #20
  1,000,000    6.15%, 12/15/08 MBIA Insured .........................     Aaa/AAA          1,136,680
  1,500,000    5.00%, 12/15/14 FGIC Insured .........................     Aaa/NR           1,641,780
               El Paso County, Colorado School District #38
  1,110,000    5.70%, 12/01/12 ......................................     Aa3/NR           1,275,590

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                        S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               SCHOOL DISTRICTS (CONTINUED)
               El Paso County, Colorado School District #49
$ 1,500,000    5.50%, 12/01/13 FSA Insured ..........................     Aaa/AAA      $   1,704,435
  1,000,000    5.25%, 12/01/14 FGIC Insured .........................     Aaa/AAA          1,101,980
  1,795,000    5.00%, 12/01/15 FSA Insured ..........................     Aaa/AAA          1,972,041
               Fremont County, Colorado School District #001
                  Canon City
  1,680,000    5.00%, 12/01/17 MBIA Insured .........................     Aaa/NR           1,825,757
               Garfield County, Colorado School District
  1,250,000    5.00%, 12/01/17 FSA Insured ..........................     Aaa/NR           1,348,012
               Grand County Colorado School District #002
                  (East Grand) Refunding & Improvement Series B
  1,040,000    4.25%, 12/01/2018 FSA Insured ........................     Aaa/AAA          1,064,482
               Jefferson County, Colorado School District # R-1
  3,000,000    5.50%, 12/15/09 FGIC Insured .........................     Aaa/AAA          3,369,240
  2,340,000    5.25%, 12/15/11 FGIC Insured .........................     Aaa/AAA          2,606,128
  1,000,000    5.50%, 12/15/13 FGIC Insured .........................     Aaa/AAA          1,123,080
               La Plata County, Colorado School District #9
  1,500,000    5.00%, 11/01/18 MBIA Insured .........................     Aaa/NR           1,609,185
               Larimer County, Colorado School District #R1
                  Poudre Refunding Series A
  2,100,000    5.25%, 12/15/11 ......................................     Aa3/AA-          2,278,563
               Larimer, Weld & Boulder Counties, Colorado School
                  District #R-2J Thompson Refunding Series 2003
  1,000,000    4.375%, 12/15/14 FSA Insured .........................     Aaa/NR           1,062,560
               Mesa County, Colorado School District #51
  1,065,000    6.00%, 12/01/06 MBIA Insured .........................     Aaa/AAA          1,138,027
  1,000,000    5.20%, 12/01/09 MBIA Insured .........................     Aaa/AAA          1,065,060
               Mesa County Colorado Colorado School District
                  # 051 (Grand Junction) Series A
  1,500,000    4.35%, 12/01/2019 MBIA Insured .......................     Aaa/NR           1,538,835
               Pueblo County, Colorado School District #70
  1,040,000    5.50%, 12/01/09 AMBAC Insured ........................     Aaa/AAA          1,122,337
  1,000,000    5.00%, 12/01/15 FGIC Insured .........................     Aaa/AAA          1,079,180
  3,440,000    5.00%, 12/01/16 FGIC Insured .........................     Aaa/AAA          3,688,540

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                        S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               SCHOOL DISTRICTS (CONTINUED)
               Routt County, Colorado School District #2
                  Steamboat Springs
$ 1,580,000    4.50%, 12/01/17 FSA Insured ..........................     Aaa/AAA      $   1,658,558
               Teller County, Colorado School District #2
                  Woodland Park
  1,265,000    5.00%,12/01/17 MBIA Insured ..........................     Aaa/AAA          1,379,470
               Weld & Adams Counties, Colorado School District #3J
  1,000,000    5.50%, 12/15/10 AMBAC Insured Pre-Refunded ...........     Aaa/AAA          1,129,760
               Weld County, Colorado School District #2
  1,315,000    5.00%, 12/01/15 FSA Insured ..........................     Aaa/AAA          1,432,140
               Weld County, Colorado School District #6
  1,195,000    5.00%, 12/01/15 FSA Insured ..........................     Aaa/AAA          1,289,620
               Weld County, Colorado School District #8
  1,115,000    5.00%, 12/01/15 FSA Insured ..........................     Aaa/AAA          1,214,324
  1,385,000    5.25%, 12/01/17 FSA Insured ..........................     Aaa/AAA          1,526,949
               Weld County Colorado School District #3J
  1,440,000    4.35%, 12/15/2019 FSA Insured ........................     Aaa/NR           1,471,493
                                                                                       -------------
               Total School Districts                                                     71,516,779
                                                                                       -------------
               Total General Obligation Bonds                                             92,732,489
                                                                                       -------------
               REVENUE BONDS (63.2%)

               ELECTRIC (3.1%)
               Colorado Springs, Colorado Utilities Revenue
  1,660,000    5.00%, 11/15/17 ......................................     Aa2/AA           1,788,351
               Colorado Springs, Colorado Utilities Revenue
                  Subordinated Lien Improvement Series A
  1,095,000    5.00%, 11/15/16 ......................................     Aa2/AA           1,195,609
  1,000,000    5.00%, 11/15/17 ......................................     Aa2/AA           1,085,600
               Moffat County, Colorado Pollution Control
  2,125,000    5.625%, 11/01/06 AMBAC Insured .......................     Aaa/AAA          2,250,311
               Platte River, Colorado Power Authority
  1,500,000    6.00%, 06/01/07 MBIA Insured .........................     Aaa/AAA          1,629,855
                                                                                       -------------
               Total Electric                                                              7,949,726
                                                                                       -------------

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                   S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               HIGHER EDUCATION (10.1%)
               Boulder County, Colorado Development
                  Revenue UCAR
$ 1,760,000    5.00%, 09/01/16 MBIA Insured .........................     Aaa/AAA      $   1,899,075
  1,130,000    5.00%, 09/01/17 AMBAC Insured ........................     Aaa/AAA          1,225,700
               Colorado Educational & Cultural Facility Authority
                  Johnson & Wales
    860,000    5.00%, 04/01/18 XLCA Insured .........................     Aaa/AAA            919,185
               Colorado Educational & Cultural Facility Authority
                  University of Colorado Foundation Project
  2,110,000    5.00%, 07/01/17 AMBAC Insured ........................     Aaa/AAA          2,267,976
  1,865,000    5.375%, 07/01/18 AMBAC Insured .......................     Aaa/AAA          2,066,420
               Colorado Mtn. Jr. College Dist Student Hsg. Facs.
                  Enterprise Revenue
  1,000,000    4.50%, 06/01/18 MBIA Insured .........................     Aaa/AAA          1,042,030
               Colorado Post Secondary Educational Facility
  1,170,000    5.50%, 03/01/08 MBIA Insured .........................     Aaa/AAA          1,281,794
               Colorado State Colleges Board Trustees Auxiliary
                  System Revenue Refunding Series B
  1,035,000    5.00%, 05/15/15 MBIA Insured .........................     Aaa/AAA          1,131,741
               Colorado State University System
  1,530,000    5.00%, 03/01/17 AMBAC Insured ........................     Aaa/NR           1,653,196
               University of Colorado Enterprise System
  1,000,000    5.00%, 06/01/11 ......................................     Aa3/AA-          1,106,530
  2,325,000    5.00%, 06/01/15 AMBAC Insured ........................     Aaa/AAA          2,520,719
  1,735,000    5.00%, 06/01/16 ......................................     Aa3/AA-          1,880,948
  1,000,000    5.25%, 06/01/17 FGIC Insured .........................     Aaa/AAA          1,111,830
  1,000,000    4.375%, 06/01/19 FGIC Insured ........................     Aaa/AAA          1,026,750
               University of Northern Colorado Auxiliary Facilities
  1,365,000    5.75%, 06/01/07 MBIA Insured Pre-Refunded ............     Aaa/AAA          1,382,895
  1,745,000    5.75%, 06/01/08 MBIA Insured .........................     Aaa/AAA          1,881,564
  1,390,000    5.00%, 06/01/15 AMBAC Insured ........................     Aaa/AAA          1,492,985
                                                                                       -------------
               Total Higher Education                                                     25,891,338
                                                                                       -------------

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                   S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               HOSPITAL (3.8%)
               Colorado Health Facility Authority Hospital
                  Revenue, Catholic Health
$ 1,000,000    5.375%, 12/01/09 .....................................     Aa2/AA       $   1,092,160
               Colorado Health Facility Authority Hospital Revenue,
                  North Colorado Medical Center
  1,440,000    5.60%, 05/15/05 MBIA Insured .........................     Aaa/AAA          1,461,413
               Colorado Health Facility Authority Hospital Revenue,
                  Sisters of Charity-Leavenworth
  1,000,000    5.50%, 12/01/08 MBIA Insured .........................     Aaa/AAA          1,111,030
  1,500,000    5.25%, 12/01/10 MBIA Insured .........................     Aaa/AAA          1,628,610
               Colorado Health Facility Authority
                  Sisters of Charity - Health Care
  1,000,000    6.25%, 05/15/09 AMBAC Insured, ETM ...................     Aaa/AAA          1,139,790
               Colorado Health Facility Community Provider Pooled
                  Loan Revenue
     52,000    7.20%, 07/15/05 FSA Insured ..........................     Aaa/AAA             52,142
               Colorado Springs, Colorado Hospital Revenue
  1,460,000    5.50%, 12/15/06 MBIA Insured .........................     Aaa/AAA          1,536,066
               University  Colorado Hospital Authority
                  Hospital Revenue
  1,475,000    5.50%, 11/15/07 AMBAC Insured ........................     Aaa/NR           1,599,387
                                                                                       -------------
               Total Hospital                                                              9,620,598
                                                                                       -------------
               HOUSING (2.6%)
               Adams County, Colorado Multi-Family Housing
                  Revenue, Brittany Station Series A
  1,600,000    5.40%, 09/01/25 FNMA Insured .........................     NR/AAA           1,627,632
               Colorado Housing & Finance Authority
                  Multi-Family/Project Bonds
  1,575,000    4.25%, 10/01/17 Class II 2004 Series A-3 .............     Aa2/AA           1,589,065
               Colorado Housing Finance Authority
    475,000    5.00%, 08/01/13 Series 2001 ..........................      A1/A+             491,235
    955,000    6.05%, 10/01/16 Series 1999A3 ........................     Aa2/AA+            967,272
     25,000    6.125%, 11/01/23 Series 1998D3 .......................     Aa2/NR              26,840

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                    S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               HOUSING (CONTINUED)
               Colorado Housing Finance Authority,
                  Single Family Mortgage
$   120,000    5.625%, 06/01/10 Series 1995D ........................     Aa2/NR       $     121,010
     65,000    5.75%, 11/01/10 Series 1996A .........................     Aa2/NR              65,083
     35,000    6.25%, 12/01/12 Series 1994C .........................     Aa2/NR              35,055
               Colorado Housing Finance Authority,
                  Single Family Program 2000C3
    110,000    5.70%, 10/01/22 ......................................     Aa2/AA             113,903
               Colorado Housing Finance Authority, Single
                  Family Program Sub. 2000D
    265,000    5.40%, 10/01/12 ......................................      A1/A+             272,603
               Denver, Colorado Single Family Mortgage Revenue
    150,000    5.00%, 11/01/15 GNMA Insured .........................     NR/AAA             154,435
               Snowmass Village, Colorado Multi-Family
                  Revenue Refunding
  1,250,000    6.30%, 12/15/08 FSA Insured ..........................     Aaa/AAA          1,253,562
                                                                                       -------------
               Total Housing                                                               6,717,695
                                                                                       -------------
               LEASE (8.4%)
               Aurora, Colorado COP
  2,105,000    5.25%, 12/01/13 AMBAC Insured ........................     Aaa/AAA          2,301,102
               Broomfield, Colorado COP
  2,500,000    5.10%, 12/01/12 AMBAC Insured ........................     Aaa/NR           2,760,775
               Denver, Colorado City and County COP Roslyn Fire
  1,835,000    5.00%, 12/01/15 ......................................     Aa2/AA           1,981,451
               El Paso County, Colorado COP
  1,100,000    5.25%, 12/01/09 MBIA Insured .........................     Aaa/AAA          1,224,300
               El Paso County, Colorado COP Judicial Building
  1,760,000    5.00%, 12/01/16 AMBAC Insured ........................     Aaa/AAA          1,903,000
               El Paso County, Colorado COP Pikes Peak Regional
                  Development Authority
  1,925,000    5.00%, 12/01/18 AMBAC Insured ........................     Aaa/AAA          2,081,445
               Fort Collins, Colorado Lease COP Series A
  3,020,000    4.75%, 06/01/18 AMBAC Insured ........................     Aaa/NR           3,205,730

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                   S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               LEASE (CONTINUED)
               Fremont County, Colorado COP Refunding
                  and Improvement Series A
$ 2,075,000    5.00%, 12/15/18 MBIA Insured .........................     Aaa/AAA      $   2,244,278
               Lakewood, Colorado COP
  1,440,000    5.20%, 12/01/13 AMBAC Insured ........................     Aaa/AAA          1,566,331
               Northern Colorado Water Conservancy District
  1,000,000    5.00%, 10/01/15 MBIA Insured .........................     Aaa/AAA          1,087,440
               Westminster, Colorado COP
  1,055,000    5.35%, 09/01/11 MBIA Insured .........................     Aaa/AAA          1,176,483
                                                                                       -------------
               Total Lease                                                                21,532,335
                                                                                       -------------
               SALES TAX (11.1%)
               City of Boulder, Colorado
  1,045,000    5.25%, 08/15/10 AMBAC Insured ........................     Aaa/AAA          1,154,046
               Boulder, Colorado Open Space Acquisition
  1,250,000    5.50%, 08/15/12 ......................................     Aa1/AA+          1,390,437
               Boulder County, Colorado Open Space
                  Capital Improvement
  3,065,000    5.00%, 07/15/16 MBIA Insured .........................     Aaa/AAA          3,303,794
  1,630,000    5.00%, 07/15/17  MBIA Insured ........................     Aaa/AAA          1,752,576
               Boulder County, Colorado Sales & Use Tax
                  Open Space Series A
  1,000,000    5.45%, 12/15/12 FGIC Insured .........................     Aaa/AAA          1,118,950
               City & County of Denver, Colorado Excise
                  Tax Revenue
  2,000,000    5.375%, 09/01/10 FSA Insured .........................     Aaa/AAA          2,221,400
               Colorado Springs, Colorado Sales & Use Tax
                  Revenue Service Sales
  1,320,000    5.00%, 12/01/12 ......................................      A1/AA           1,421,442
               Douglas County, Colorado Sales & Use Tax
                  Open Space Revenue
  1,780,000    5.50%, 10/15/12 FSA Insured ..........................     Aaa/AAA          1,999,296
               Golden, Colorado Sales & Use Tax
  1,265,000    5.00%, 12/01/12 AMBAC Insured ........................     Aaa/AAA          1,388,603

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                   S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               SALES TAX (CONTINUED)
               Jefferson County, Colorado Open Space Sales Tax
$ 1,245,000    5.00%, 11/01/11 FGIC Insured .........................     Aaa/AAA      $   1,359,478
  1,600,000    5.00%, 11/01/13 AMBAC Insured ........................     Aaa/AAA          1,740,400
  1,080,000    5.00%, 11/01/14 AMBAC Insured ........................     Aaa/AAA          1,169,327
               Lakewood, Colorado Sales & Use Tax Revenue
  1,040,000    5.25%, 12/01/09 ......................................      NR/AA           1,150,479
               Larimer County, Colorado Sales Tax Revenue Bond
  1,000,000    5.50%, 12/15/12 AMBAC Insured ........................     Aaa/AAA          1,126,470
               Longmont, Colorado Sales & Use Tax
  1,875,000    5.50%, 11/15/14 ......................................      NR/AA           2,097,356
               Thornton, Colorado Sales Tax
  1,000,000    5.00%, 09/01/14 FSA Insured ..........................     Aaa/AAA          1,080,930
               Westminster, Colorado Sales Tax Revenue
  1,175,000    5.50%, 12/01/07 FGIC Insured .........................     Aaa/AAA          1,279,034
  1,710,000    5.00%, 12/01/17 AMBAC Insured ........................     Aaa/AAA          1,844,081
                                                                                       -------------
               Total Sales Tax                                                            28,598,099
                                                                                       -------------
               TRANSPORTATION (5.0%)
               Arapahoe County, Colorado E-470 Vehicle
                  Registration Revenue Bonds
  1,000,000    5.45%, 08/31/07 MBIA Insured Pre-Refunded ............     Aaa/AAA          1,052,420
               Colorado Department of Transportation Revenue
  1,565,000    5.00%, 06/15/15 MBIA Insured .........................     Aaa/AAA          1,737,025
               Colorado Department of Transportation-Transportation
                  Revenue Anticipation Note
  1,000,000    6.00%, 06/15/13 AMBAC Insured Pre-Refunded ...........     Aaa/AAA          1,160,990
               Northwest Parkway, Colorado Public Highway
                  Authority Series A
  2,515,000    5.15%, 06/15/14 AMBAC Insured ........................     Aaa/AAA          2,774,271
               Regional Transportation District Colorado COP
  1,190,000    5.00%, 06/01/15 AMBAC Insured ........................     Aaa/AAA          1,287,592
  1,510,000    4.85%, 06/01/18 AMBAC Insured ........................     Aaa/AAA          1,595,481

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                   S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               TRANSPORTATION (CONTINUED)
               Regional Transportation District Colorado
                  Sales Tax Revenue
$ 2,000,000    5.00%, 11/01/13 FGIC Insured .........................     Aaa/AAA      $   2,168,620
  1,000,000    5.00%, 11/01/16 FGIC Insured .........................     Aaa/AAA          1,080,670
                                                                                       -------------
               Total Transportation                                                       12,857,069
                                                                                       -------------
               WATER & SEWER (16.4%)
               Boulder, Colorado Water & Sewer Revenue
  1,000,000    5.40%, 12/01/14 ......................................     Aa2/AA+          1,110,110
               Broomfield, Colorado Sewer and Waste
                  Water Revenue
  1,985,000    5.00%, 12/01/15 AMBAC Insured ........................     Aaa/NR           2,157,596
  1,000,000    5.00%, 12/01/16 AMBAC Insured ........................     Aaa/NR           1,079,960
               Broomfield, Colorado Water Activity Enterprise
  1,500,000    5.30%, 12/01/12 MBIA Insured .........................     Aaa/NR           1,684,980
  1,730,000    5.25%, 12/01/13 MBIA Insured .........................     Aaa/NR           1,905,266
  2,190,000    5.00%, 12/01/16 MBIA Insured .........................     Aaa/NR           2,367,938
  2,290,000    5.00%, 12/01/17 MBIA Insured .........................     Aaa/NR           2,469,559
               Centennial, Colorado Water & Sewer District
  1,750,000    5.80%, 12/01/07 FSA Insured ..........................     Aaa/AAA          1,825,565
               Colorado Clean Water Revenue
  1,000,000    5.375%, 09/01/10 .....................................     Aaa/AAA          1,093,580
               Colorado Metro Wastewater Reclamation District
  1,270,000    5.25%, 04/01/09 ......................................     Aa2/AA           1,373,429
               Colorado Water Resource & Power
                  Development Authority
    215,000    6.00%, 09/01/06 ......................................     Aaa/AAA            215,929
  1,000,000    5.50%, 09/01/09 ......................................     Aaa/AAA          1,100,100
  1,635,000    5.00%, 09/01/12 ......................................     Aaa/AAA          1,795,704
  1,000,000    5.55%, 11/01/13 FGIC Insured .........................     Aaa/AAA          1,123,320
  2,675,000    5.00%, 09/01/16 MBIA Insured .........................     Aaa/AAA          2,932,282
  1,855,000    5.00%, 09/01/17 MBIA Insured .........................     Aaa/AAA          2,027,144

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                   S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               WATER & SEWER (CONTINUED)
               Denver, Colorado City and County
                  Wastewater Revenue
$ 1,560,000    5.00%, 11/01/15 FGIC Insured .........................     Aaa/AAA      $   1,697,686
               Lafayette, Colorado Water Revenue
  1,625,000    5.00%, 12/01/17 MBIA Insured .........................     Aaa/AAA          1,765,985
               Left Hand, Colorado Water District
                  Revenue Refunding
  1,190,000    4.50%, 05/15/15 FSA Insured ..........................     Aaa/NR           1,269,159
               Left Hand, Colorado Water District, Series 1996
  1,530,000    5.75%, 11/15/08 MBIA Insured .........................     Aaa/AAA          1,628,180
               Northglenn, Colorado Water & Sewer
  1,010,000    5.75%, 12/01/06 FSA Insured ..........................     Aaa/AAA          1,075,549
               Pueblo, Colorado Board Water Works
  1,000,000    5.50%, 11/01/10 FSA Insured ..........................     Aaa/AAA          1,133,170
               Thornton, Colorado, Refunding
  2,000,000    5.60%, 12/01/06 FSA Insured ..........................     Aaa/AAA          2,124,240
               Thornton, Colorado Water Enterprise Revenue
  1,445,000    4.50%, 12/01/18 MBIA Insured .........................     Aaa/AAA          1,508,378
               Ute, Colorado Water Conservancy District
  1,570,000    5.50%, 06/15/12 MBIA Insured .........................     Aaa/AAA          1,757,411
               Widefield, Colorado Water & Sanitation District
                  Water & Sewer Refunding & Improvement
  1,870,000    4.50%, 12/01/19 MBIA Insured .........................     Aaa/AAA          1,941,135
                                                                                       -------------
               Total Water & Sewer                                                        42,163,355
                                                                                       -------------
               MISCELLANEOUS REVENUE (2.7%)
               Denver, Colorado City & County Helen
                  Bonfils Project
  2,275,000    5.875%, 12/01/09 .....................................      NR/AA-          2,474,813
               South Suburban, Colorado  Park &
                  Recreational District
  1,000,000    6.00%, 11/01/07 ......................................     Baa3/NR          1,066,290

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                   S&P             VALUE
------------   ------------------------------------------------------    --------      -------------
               MISCELLANEOUS REVENUE (CONTINUED)
               Thornton, Colorado Development Authority
$ 1,230,000    5.75%, 12/01/06 MBIA Insured .........................     Aaa/AAA      $   1,309,827
               Thornton, Colorado Development Authority Tax
                  Increment North Washington Street Urban
                  Renewal Project
  1,040,000    4.50%, 12/01/18 MBIA Insured .........................     Aaa/AAA          1,081,288
               Westminster, Colorado Golf Course Activity
  1,000,000    5.40%, 12/01/13 Asset Guaranty Insured ...............      NR/AA           1,070,680
                                                                                       -------------
               Total Miscellaneous Revenue                                                 7,002,898
                                                                                       -------------
                  Total Revenue Bonds                                                    162,333,113
                                                                                       -------------
               Total Investments (cost $240,799,568*) ...............      99.3%         255,065,602
               Other assets less liabilities ........................       0.7            1,822,394
                                                                          -----        -------------
               Net Assets ...........................................     100.0%       $ 256,887,996
                                                                          =====        =============
               *  See note 4.
               Portfolio Distribution By Quality Rating (unaudited)
               Highest rating(1) ....................................      82.4%
               Second highest rating(2) .............................      16.9
               Third highest rating(3) ..............................       0.3
               Fourth highest rating(4) .............................       0.4
                                                                          -----
                                                                          100.0%
                                                                          =====

               (1)   Aaa of Moody's or AAA of A&P.

               (2)   Aa of Moody's or AA of S&P.

               (3)   A of Moody's or S&P

               (4)   Baa of Moody's or BBB of S&P

                             PORTFOLIO ABBREVIATIONS:
               -------------------------------------------------------
               AMBAC - American Municipal Bond Assurance Corp.
               COP   - Certificates of Participation
               ETM   - Escrowed to Maturity
               FGIC  - Financial Guaranty Insurance Co.
               FNMA  - Federal National Mortgage Association
               FSA   - Financial Security Assurance
               GNMA  - Government National Mortgage Association
               LOC   - Letter of Credit
               MBIA  - Municipal Bond Investors Assurance
               NR    - Not Rated
               SFM   - Single Family Mortgage
               UCAR - University Corporation for Atmospheric Research XLCA - XL Capital Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
   Investments at value (cost $240,799,568) ................................................   $ 255,065,602
   Cash ....................................................................................         498,014
   Interest receivable .....................................................................       1,805,462
   Receivable for Fund shares sold .........................................................          49,046
   Other assets ............................................................................          20,613
                                                                                               -------------
   Total assets ............................................................................     257,438,737
                                                                                               -------------
LIABILITIES
   Payable for Fund shares redeemed ........................................................         160,941
   Dividends payable .......................................................................         159,100
   Management fee payable ..................................................................         108,972
   Distribution and service fees payable ...................................................          44,276
   Accrued expenses ........................................................................          77,452
                                                                                               -------------
   Total liabilities .......................................................................         550,741
                                                                                               -------------
NET ASSETS .................................................................................   $ 256,887,996
                                                                                               -------------
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ......   $     240,467
   Additional paid-in capital ..............................................................     242,722,752
   Net unrealized appreciation on investments (note 4) .....................................      14,266,034
   Net realized loss on investments ........................................................        (360,202)
   Undistributed net investment income .....................................................          18,945
                                                                                               -------------
                                                                                               $ 256,887,996
                                                                                               =============
CLASS A
   Net Assets ..............................................................................   $ 226,070,200
                                                                                               =============
   Capital shares outstanding ..............................................................      21,162,142
                                                                                               =============
   Net asset value and redemption price per share ..........................................   $       10.68
                                                                                               =============
   Offering price per share (100/96 of $10.68 adjusted to nearest cent) (note 3) ...........   $       11.13
                                                                                               =============
CLASS C
   Net Assets ..............................................................................   $  15,210,250
                                                                                               =============
   Capital shares outstanding ..............................................................       1,426,609
                                                                                               =============
   Net asset value and offering price per share ............................................   $       10.66
                                                                                               =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...........................................   $       10.66*
                                                                                               =============
CLASS Y
   Net Assets ..............................................................................   $  15,607,546
                                                                                               =============
   Capital shares outstanding ..............................................................       1,457,902
                                                                                               =============
   Net asset value, offering and redemption price per share ................................   $       10.71
                                                                                               =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
     Interest income ............................................                     $ 11,697,539

Expenses:

     Management fee (note 3) ....................................    $  1,295,974
     Distribution and service fees (note 3) .....................         268,155
     Transfer and shareholder servicing agent fees ..............         169,750
     Trustees' fees and expenses (note 8) .......................          94,060
     Shareholders' reports and proxy statements .................          71,129
     Legal fees .................................................          51,872
     Auditing and tax fees ......................................          33,814
     Custodian fees .............................................          25,802
     Insurance ..................................................          15,505
     Registration fees and dues .................................          13,044
     Chief compliance officer (note 3) ..........................           1,136
     Miscellaneous ..............................................          43,192
                                                                     ------------
     Total expenses .............................................       2,083,433

     Expenses paid indirectly (note 6) ..........................         (13,963)
                                                                     ------------
     Net expenses ...............................................                        2,069,470
                                                                                      ------------
     Net investment income ......................................                        9,628,069

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ......        (360,056)
     Change in unrealized appreciation on investments ...........      (2,870,215)
                                                                     ------------

     Net realized and unrealized gain (loss) on investments .....                       (3,230,271)
                                                                                      ------------
     Net change in net assets resulting from operations .........                     $  6,397,798
                                                                                      ============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED           YEAR ENDED
                                                                 DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                 -----------------    -----------------
OPERATIONS:
  Net investment income ....................................       $   9,628,069        $   9,336,689
  Net realized gain (loss) from securities transactions ....            (360,056)              18,155
  Change in unrealized appreciation on investments .........          (2,870,215)             941,222
                                                                   -------------        -------------
    Change in net assets from operations ...................           6,397,798           10,296,066
                                                                   -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
  Class A Shares:
  Net investment income ....................................          (9,247,370)          (9,078,557)

  Class C Shares:
  Net investment income ....................................            (472,310)            (401,241)

  Class I Shares:
  Net investment income ....................................                  --                  (50)+

  Class Y Shares:
  Net investment income ....................................            (588,272)            (432,274)
                                                                   -------------        -------------
    Change in net assets from distributions ................         (10,307,952)          (9,912,122)
                                                                   -------------        -------------

CAPITAL SHARE TRANSACTIONS (note 7):
  Proceeds from shares sold ................................          26,103,958           52,284,613
  Reinvested dividends and distributions ...................           6,078,032            5,865,102
  Cost of shares redeemed ..................................         (34,073,005)         (27,630,404)
                                                                   -------------        -------------
  Change in net assets from capital share transactions .....          (1,891,015)          30,519,311
                                                                   -------------        -------------
    Change in net assets ...................................          (5,801,169)          30,903,255

NET ASSETS:
  Beginning of period ......................................         262,689,165          231,785,910
                                                                   -------------        -------------
  End of period* ...........................................       $ 256,887,996        $ 262,689,165
                                                                   =============        =============

  * Includes undistributed net investment income of: .......       $      18,945        $      16,148
                                                                   =============        =============

----------
+     For the period April 2, 2003 to July 8, 2003.

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

A) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

      Kirkpatrick Pettis Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a wholly-owned subsidiary of Mutual of Omaha Insurance Company, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      On December 31, 2004, the Sub-Adviser's corporate parent was sold to the Davidson Companies. The Manager and Kirkpatrick Pettis Capital Management, Inc. (the "New Sub-Adviser"), an affiliate of the Sub-Adviser and a wholly-owned subsidiary of the Davidson Companies, with approval of the Board of Trustees of the Fund, have negotiated a new sub-advisory agreement (the "New Sub-Advisory Agreement") with the same fee structure as the former sub-advisory agreement and same personnel. The New Sub-Advisory Agreement, which became effective upon the sale, is subject to shareholder approval.

      Under the October 1, 2004, Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

B) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the year ended December 31, 2004, distribution fees on Class A Shares amounted to $114,712 of which the Distributor retained $3,970.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2004, amounted to $115,082. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2004 amounted to $38,361. The total of these payments with respect to Class C Shares amounted to $153,443 of which the Distributor retained $23,097.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2004, total commissions on sales of Class AShares amounted to $454,688 of which the Distributor received $81,840.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2004, the Fund incurred $50,867 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2004, purchases of securities and proceeds from the sales of securities aggregated $32,215,860 and $32,886,313, respectively.

      At December 31, 2004, the aggregate tax cost for all securities was $240,780,769. At December 31, 2004 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $14,311,424 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $26,591 for a net unrealized appreciation of $14,284,833.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                  YEAR ENDED                         YEAR ENDED
                                               DECEMBER 31, 2004                 DECEMBER 31, 2003
                                         -----------------------------     -----------------------------
                                            SHARES           AMOUNT           SHARES           AMOUNT
                                         ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold ........       1,760,071     $ 18,949,465        3,047,540     $ 33,045,064
   Reinvested distributions .........         516,057        5,531,026          509,390        5,502,495
   Cost of shares redeemed ..........      (2,622,852)     (28,078,616)      (1,943,417)     (20,966,281)
                                         ------------     ------------     ------------     ------------
      Net change ....................        (346,724)      (3,598,125)       1,613,513       17,581,278
                                         ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold ........         370,611        3,973,438          789,815        8,539,708
   Reinvested distributions .........          24,433          261,462           22,651          244,197
   Cost of shares redeemed ..........        (430,961)      (4,581,119)        (193,704)      (2,076,304)
                                         ------------     ------------     ------------     ------------
      Net change ....................         (35,917)        (346,219)         618,762        6,707,601
                                         ------------     ------------     ------------     ------------
CLASS I SHARES:
   Proceeds from shares sold ........              --               --              463            5,000
   Reinvested distributions .........              --               --                4               46
   Cost of shares redeemed ..........              --               --             (467)          (5,101)
                                         ------------     ------------     ------------     ------------
      Net change ....................              --               --               -*              (55)*
                                         ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold ........         296,183        3,181,055          990,596       10,694,841
   Reinvested distributions .........          26,651          285,544           10,962          118,364
   Cost of shares redeemed ..........        (131,896)      (1,413,270)        (424,903)      (4,582,718)
                                         ------------     ------------     ------------     ------------
      Net change ....................         190,938        2,053,329          576,655        6,230,487
                                         ------------     ------------     ------------     ------------
Total transactions in Fund shares ...        (191,703)    $ (1,891,015)       2,808,930     $ 30,519,311
                                         ============     ============     ============     ============

*     For the period April 2, 2003 to July 8, 2003.

8. TRUSTEES' FEES AND EXPENSES

      During the fiscal year ended December 31, 2004, there were eight Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustees' fee paid during the year was at the annual rate of $8,900 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. A meeting of the independent trustees and audit committee is held prior to each quarterly Board Meeting for which each attendee was paid a fee of $300. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses the Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and Outreach Meeting of Shareholders. For the fiscal year ended December 31, 2004 such reimbursements averaged approximately $4,700 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $682,680 and debited additional paid-in capital in the amount of $682,680 at December 31, 2004. This adjustment had no impact on the Fund's aggregate net assets at December 31, 2004. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      At December 31, 2004, the Fund had a capital loss carryover of $360,056 which expires on December 31, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offse future realized capital gains, it is probable the gains so offset will not be distributed.

      The tax character of distributions:

                                        YEAR ENDED DECEMBER 31,
                                         2004            2003
                                     ------------    ------------
Net tax-exempt income                $  9,625,055    $  9,331,870
Ordinary income                           682,897         562,097
Capital gain                                    0          18,155
                                     ------------    ------------
                                     $ 10,307,952    $  9,912,122
                                     ============    ============

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation              $ 14,284,833
Accumulated net realized loss            (360,056)
                                     ------------
                                     $ 13,924,777
                                     ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS A
                                                                ------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------
                                                                  2004         2003         2002         2001         2000
                                                                --------     --------     --------     --------     --------
Net asset value, beginning of period ........................   $  10.84     $  10.82     $  10.32     $  10.31     $   9.98
Income (loss) from investment operations:
   Net investment income+ ...................................       0.40         0.41         0.43         0.45         0.46
   Net gain (loss) on securities (both realized
      and unrealized) .......................................      (0.13)        0.05         0.52         0.02         0.35
                                                                --------     --------     --------     --------     --------
   Total from investment operations .........................       0.27         0.46         0.95         0.47         0.81
                                                                --------     --------     --------     --------     --------
Less distributions (note 10):
   Dividends from net investment income .....................      (0.43)       (0.44)       (0.45)       (0.46)       (0.48)
   Distributions from capital gains .........................         --           --           --           --           --
                                                                --------     --------     --------     --------     --------
   Total distributions ......................................      (0.43)       (0.44)       (0.45)       (0.46)       (0.48)
                                                                --------     --------     --------     --------     --------
Net asset value, end of period ..............................   $  10.68     $  10.84     $  10.82     $  10.32     $  10.31
                                                                ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ..................       2.57%        4.32%        9.36%        4.64%        8.30%
Ratios/supplemental data
   Net assets, end of period (in thousands) .................   $226,070     $233,109     $215,195     $187,022     $179,816
   Ratio of expenses to average net assets ..................       0.75%        0.74%        0.75%        0.76%        0.78%
   Ratio of net investment income to average net assets .....       3.76%        3.81%        4.05%        4.27%        4.53%
   Portfolio turnover rate ..................................      12.55%        6.16%        6.95%       14.56%       22.45%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..................       0.74%        0.74%        0.74%        0.75%        0.77%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS C
                                                         -------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------------
                                                           2004        2003        2002        2001        2000
                                                         -------     -------     -------     -------     -------
Net asset value, beginning of period .................   $ 10.82     $ 10.80     $ 10.30     $ 10.29     $  9.97
Income (loss) from investment operations:
   Net investment income+ ............................      0.30        0.31        0.31        0.34        0.37
   Net gain (loss) on securities (both
     realized and unrealized) ........................     (0.13)       0.04        0.53        0.03        0.33
                                                         -------     -------     -------     -------     -------
   Total from investment operations ..................      0.17        0.35        0.84        0.37        0.70
                                                         -------     -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income ..............     (0.33)      (0.33)      (0.34)      (0.36)      (0.38)
   Distributions from capital gains ..................        --          --          --          --          --
                                                         -------     -------     -------     -------     -------
   Total distributions ...............................     (0.33)      (0.33)      (0.34)      (0.36)      (0.38)
                                                         -------     -------     -------     -------     -------
Net asset value, end of period .......................   $ 10.66     $ 10.82     $ 10.80     $ 10.30     $ 10.29
                                                         =======     =======     =======     =======     =======
Total return (not reflecting sales charge) ...........      1.60%       3.33%       8.32%       3.64%       7.18%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..........   $15,210     $15,820     $ 9,109     $ 1,909     $   897
   Ratio of expenses to average net assets ...........      1.70%       1.69%       1.68%       1.69%       1.73%
   Ratio of net investment income to average
     net assets ......................................      2.81%       2.83%       2.99%       3.25%       3.60%
   Portfolio turnover rate ...........................     12.55%       6.16%       6.95%      14.56%      22.45%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........      1.69%       1.68%       1.67%       1.68%       1.72%

                                                                                 Class Y
                                                         -------------------------------------------------------
                                                                         Year Ended December 31,
                                                         -------------------------------------------------------
                                                           2004        2003        2002        2001        2000
                                                         -------     -------     -------     -------     -------
Net asset value, beginning of period .................   $ 10.86     $ 10.84     $ 10.33     $ 10.33     $ 10.00
Income (loss) from investment operations:
   Net investment income+ ............................      0.41        0.42        0.44        0.45        0.46
   Net gain (loss) on securities (both
     realized and unrealized) ........................     (0.12)       0.04        0.52        0.02        0.35
                                                         -------     -------     -------     -------     -------
   Total from investment operations ..................      0.29        0.46        0.96        0.47        0.81
                                                         -------     -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income ..............     (0.44)      (0.44)      (0.45)      (0.47)      (0.48)
   Distributions from capital gains ..................        --          --          --          --          --
                                                         -------     -------     -------     -------     -------
   Total distributions ...............................     (0.44)      (0.44)      (0.45)      (0.47)      (0.48)
                                                         -------     -------     -------     -------     -------
Net asset value, end of period .......................   $ 10.71     $ 10.86     $ 10.84     $ 10.33     $ 10.33
                                                         =======     =======     =======     =======     =======
Total return (not reflecting sales charge) ...........      2.73%       4.37%       9.50%       4.59%       8.36%
Ratios/supplemental data
   Net assets, end of period (in thousands) ..........   $15,608     $13,760     $ 7,482     $ 4,312     $ 4,417
   Ratio of expenses to average net assets ...........      0.70%       0.69%       0.69%       0.71%       0.73%
   Ratio of net investment income to average
     net assets ......................................      3.81%       3.85%       4.07%       4.32%       4.58%
   Portfolio turnover rate ...........................     12.55%       6.16%       6.95%      14.56%      22.45%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...........      0.69%       0.69%       0.69%       0.70%       0.72%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                     ACTUAL
                  TOTAL RETURN       BEGINNING       ENDING          EXPENSES
                     WITHOUT          ACCOUNT        ACCOUNT       PAID DURING
                 SALES CHARGES(1)      VALUE          VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               3.88%          $1,000.00      $1,038.80         $3.84
--------------------------------------------------------------------------------
Class C               3.39%          $1,000.00      $1,033.90         $8.69
--------------------------------------------------------------------------------
Class Y               4.00%          $1,000.00      $1,040.00         $3.59
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.70% AND 0.70% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                   HYPOTHETICAL
                    ANNUALIZED       BEGINNING       ENDING          EXPENSES
                      TOTAL           ACCOUNT        ACCOUNT        PAID DURING
                      RETURN           VALUE          VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%          $1,000.00      $1,021.37          $3.81
--------------------------------------------------------------------------------
Class C               5.00%          $1,000.00      $1,016.59          $8.62
--------------------------------------------------------------------------------
Class Y               5.00%          $1,000.00      $1,021.62          $3.56
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.70% AND 0.70% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the calendar year ended December 31, 2004, $9,625,055 of dividends paid by Tax-Free Fund of Colorado, constituting 93.38% of total dividends paid during calendar 2004, were exempt-interest dividends and the balance were ordinary dividend income.

      Prior to January 31, 2005, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2004 CALENDAR YEAR.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)
Information about
Trustees(1) and Officers

                                                                                              NUMBER OF
                          POSITIONS                                                           PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                           IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND           PRINCIPAL                                        COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF          OCCUPATION(S)                                    OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)         DURING PAST 5 YEARS                              BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------         -------------------                              ----------    ---------------------
INTERESTED TRUSTEES(5)

Lacy B. Herrmann(6)       Founder and        Founder and Chairman of the Board, Aquila            12        Director or trustee,
New York, NY              Chairman of        Management Corporation, the sponsoring                         Pimco Advisors VIT,
(05/12/29)                the Board          organization and parent of the Manager or                      Oppenheimer Quest
                          of Trustees        Administrator and/or Adviser or Sub-Adviser                    Value Funds Group,
                          since 1987         to each fund of the Aquila(sm) Group of                        Oppenheimer Small Cap
                                             Funds,(7) Chairman of the Manager or                           Value Fund,
                                             Administrator and/or Adviser or Sub-Adviser                    Oppenheimer Midcap
                                             to each since 2004, and Founder, Chairman of                   Fund, and Oppenheimer
                                             the Board of Trustees, Trustee and (currently                  Rochester Group of
                                             or until 1998) President of each since its                     Funds.
                                             establishment, beginning in 1984, except
                                             Chairman of the Board of Trustees of Hawaiian
                                             Tax-Free Trust, Pacific Capital Cash Assets
                                             Trust, Pacific Capital Tax-Free Cash Assets
                                             Trust and Pacific Capital U.S. Government
                                             Securities Cash Assets Trust through 2003,
                                             Trustee until 2004 and Chairman of the Board,
                                             Emeritus since 2004; Director of the
                                             Distributor since 1981 and formerly Vice
                                             President or Secretary, 1981-1998; Trustee
                                             Emeritus, Brown University and the Hopkins
                                             School; active in university, school and
                                             charitable organizations.

Diana P. Herrmann         Trustee since      Vice Chair and Chief Executive Officer of            10        None
New York, NY              2000 and           Aquila Management Corporation, Founder of the
(02/25/58)                President          Aquila(sm) Group of Funds and parent of
                          since 1999         Aquila Investment Management LLC, Manager,
                                             since 2004, President and Chief Operating
                                             Officer since 1997, a Director since 1984,
                                             Secretary since 1986 and previously its
                                             Executive Vice President, Senior Vice
                                             President or Vice President, 1986-1997; Chief
                                             Executive Officer and Vice Chair since 2004
                                             and President, Chief Operating Officer and
                                             Manager of the Manager since 2003; Vice
                                             Chair, President, Executive Vice President or
                                             Senior Vice President of funds in the
                                             Aquila(sm) Group of Funds since 1986;
                                             Director of the Distributor since 1997;
                                             trustee, Reserve Money-Market Funds,
                                             1999-2000 and Reserve Private Equity Series,
                                             1998-2000; Governor, Investment Company
                                             Institute (2004) and head of its Small Funds
                                             Committee since 2004; active in charitable
                                             and volunteer organizations.

NON-INTERESTED TRUSTEES

Tucker Hart Adams         Trustee            President, The Adams Group, Inc., an economic        2         Director, Touch
Colorado Springs, CO      since 1989         consulting firm, since 1989; formerly Chief                    America, Colorado
(01/11/38)                                   Economist, United Banks of Colorado;                           Health Facilities
                                             currently or formerly active with numerous                     Authority and Mortgage
                                             professional and community organizations.                      Analysis Computer
                                                                                                            Corp.

Thomas A. Christopher     Trustee            Vice President of Robinson, Hughes &                 2         None
Danville, KY              since 2004         Christopher, C.P.A.s, P.S.C., since 1977;
(12/19/47)                                   President, A Good Place for Fun, Inc., a
                                             sports facility, since 1987.

Gary C. Cornia            Trustee            Director, Romney Institute of Public                 4         None
Orem, UT                  since 2000         Management, Marriott School of Management,
(06/24/48)                                   Brigham Young University, 2004 - present;
                                             Professor, Marriott School of Management,
                                             1980 - present; Past President, the National
                                             Tax Association; Fellow, Lincoln Institute of
                                             Land Policy, 2002-2003; Associate Dean,
                                             Marriott School of Management, Brigham Young
                                             University, 1991-2000; Utah Governor's Tax
                                             Review Committee since 1993.

John C. Lucking           Trustee            President, Econ-Linc, an economic consulting         3         Director, Sanu Resources
Phoenix, AZ               since 2000         firm, since 1995; formerly Consulting
(05/20/43)                                   Economist, Bank One Arizona and Chief
                                             Economist, Valley National Bank; member,
                                             Arizona's Joint Legislative Budget Committee
                                             Economic Advisory Panel and the Western Blue
                                             Chip Economic Forecast Panel; Board member,
                                             Northern Arizona University Foundation since
                                             1997; member, various historical, civic and
                                             economic associations.

Anne J. Mills(6)          Trustee            President, Loring Consulting Company since           4         None
Castle Rock, CO           since 1987         2001; Vice President for Business Affairs,
(12/23/38)                                   Ottawa University, 1992-2001; IBM
                                             Corporation, 1965-1991; Budget Review
                                             Officer, the American Baptist Churches/USA,
                                             1994-1997; director, the American Baptist
                                             Foundation; Trustee, Ottawa University; and
                                             Trustee Emerita, Brown University.

J. William Weeks          Trustee            Retired; limited partner and investor in             2         None
Palm Beach, FL            since 1995         various real estate partnerships since 1988;
(06/22/27)                                   formerly Senior Vice President or Vice
                                             President of the Aquila Bond Funds; and Vice
                                             President of the Distributor.

OFFICERS

Charles E. Childs, III    Executive Vice     Executive Vice President of all funds in the         N/A       N/A
New York, NY              President since    Aquila(sm) Group of Funds and the Manager
(04/01/57)                2003               since 2003; Senior Vice President, corporate
                                             development, formerly Vice President,
                                             Assistant Vice President and Associate of the
                                             Manager's parent since 1987; Senior Vice
                                             President, Vice President or Assistant Vice
                                             President of the Aquila Money-Market Funds,
                                             1988-2003.

Stephen J. Caridi         Senior Vice        Vice President of the Distributor since 1995;        N/A       N/A
New York, NY              President          Vice President, Hawaiian Tax-Free Trust since
(05/06/61)                since 2004         1998; Senior Vice President, Narragansett
                                             Insured Tax-Free Income Fund since 1998, Vice
                                             President 1996-1997; Senior Vice President,
                                             Tax-Free Fund of Colorado since 2004;
                                             Assistant Vice President, Tax-Free Fund For
                                             Utah since 1993.

James M. McCullough       Senior Vice        Senior Vice President or Vice President of           N/A       N/A
Portland, OR              President          Aquila Rocky Mountain Equity Fund and four
(06/11/45)                since 1999         Aquila Bond Funds; Senior Vice President of
                                             the Distributor since 2000; Director of Fixed
                                             Income Institutional Sales, CIBC Oppenheimer
                                             & Co. Inc., Seattle, WA, 1995-1999.

Jerry G. McGrew           Senior Vice        President of the Distributor since 1998,             N/A       N/A
New York, NY              President          Registered Principal since 1993, Senior Vice
(06/18/44)                since 1997         President, 1997-1998 and Vice President,
                                             1993-1997; Senior Vice President, Aquila
                                             Rocky Mountain Equity Fund and five Aquila
                                             Bond Funds since 1995; Vice President,
                                             Churchill Cash Reserves Trust, 1995-2001.

Emily T. Rae              Vice President     Vice President of Aquila Rocky Mountain              N/A       N/A
Aurora, CO                since 2002         Equity Fund and Tax-Free Fund of Colorado
(03/02/74)                                   since 2002; investment analyst, Colorado
                                             State Bank and Trust, 2001-02; financial
                                             analyst, J.P. Morgan, 2000-01, senior
                                             registered associate, Kirkpatrick Pettis,
                                             1998-2000; registered associate, FBS
                                             Investments (now U.S. Bancorp Piper Jaffray),
                                             1997-98.

John T. Volk              Assistant          Marketing representative for the Distributor         N/A       N/A
New York, NY              Vice President     since 1998; mutual fund services
(04/15/71)                since 2002         representative, Prudential Securities,
                                             1996-98.

Edward M. W. Hines        Secretary          Partner, Hollyer Brady Smith & Hines LLP,            N/A       N/A
New York, NY              since 1987         legal counsel to the Fund, since 1989;
(12/16/39)                                   Secretary of the Aquila(sm) Group of Funds.

Robert W. Anderson        Chief              Chief Compliance Officer of the Fund, the            N/A       N/A
New York, NY              Compliance         Manager and the Distributor since 2004,
(08/23/40)                Officer since      Compliance Officer of the Manager or its
                          2004 and           predecessor and current parent since 1998 and
                          Assistant          Assistant Secretary of the Aquila(sm) Group
                          Secretary          of Funds since 2000; Consultant, The
                          since 2000         Wadsworth Group, 1995-1998.

Joseph P. DiMaggio        Chief Financial    Chief Financial Officer of the Aquila(sm)            N/A       N/A
New York, NY              Officer since      Group of Funds since 2003 and Treasurer since
(11/06/56)                2003 and           2000; Controller, Van Eck Global Funds,
                          Treasurer          1993-2000.
                          since 2000

Edward M. W. Hines        Secretary          Partner, Hollyer Brady Barrett & Hines LLP,          N/A       N/A
New York, NY              since 1987         legal counsel to the Fund, since 1989;
(12/16/39)                                   Secretary of the Aquila(sm) Group of Funds.

John M. Herndon           Assistant          Assistant Secretary of the Aquila(sm) Group          N/A       N/A
New York, NY              Secretary          of Funds since 1995 and Vice President of the
(12/17/39)                since 1995         three Aquila Money-Market Funds since 1990;
                                             Vice President of the Manager or its
                                             predecessor and current parent since 1990.

Lori A. Vindigni          Assistant          Assistant Treasurer of the Aquila(sm) Group          N/A       N/A
New York, NY              Treasurer          of Funds since 2000; Assistant Vice President
(11/02/66)                since 2000         of the Manager or its predecessor and current
                                             parent since 1998; Fund Accountant for the
                                             Aquila(sm) Group of Funds, 1995-1998.

(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/oTax-Free Fund of Colorado, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann and Ms. Herrmann are interested persons of the Fund, as that term is defined in the 1940 Act, as officers of the Fund and through their affiliations with both the Manager and the Distributor. Each is also an interested person as a member of the immediate family of the other.

(6) Effective January 1, 2005, Ms. Mills became Chair and Mr. Herrmann became Chairman Emeritus, continuing as Trustee.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila(sm) Group of Funds."

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                            TAX-FREE FUND OF COLORADO

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER

   KIRKPATRICK PETTIS CAPITAL
      MANAGEMENT, INC.
   1600 Broadway, Suite 1100
   Denver, Colorado 80202

BOARD OF TRUSTEES

   Lacy B. Herrmann, Chairman (thru 12/31/04)
   Anne J. Mills, Chair (effective 1/01/05)
   Tucker Hart Adams
   Thomas A. Christopher
   Gary C. Cornia
   Diana P. Herrmann
   John C. Lucking
   J. William Weeks

OFFICERS

   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Emily T. Rae, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC Inc.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $22,110 in 2004 and $20,100 in 2003.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $8,945 and $6,792 in 2003 and 2004, respectively, for return preparation.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:  /s/  Diana P. Herrmann
---------------------------------
President and Trustee
February 28, 2005


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President and Trustee
February 28, 2005

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 28, 2005



TAX-FREE FUND OF COLORADO


EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal
financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.